Note 3 - Inventory	12 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Inventory Disclosure [Text Block]
3.       INVENTORY

The components of inventories as of March 31, 2015 and 2016 are as follows:

	Thousands of Yen
	2015	2016

Network equipment purchased for resale	¥667,110	¥658,330
Work in process	562,353	1,345,243

Total inventories	¥1,229,463	¥2,003,573